Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including amounts with related parties)	$ 14,235,697	$ 6,583,413	$ 39,221,524	$ 12,541,208
Operating expenses:
Cost of revenues (including amounts with related parties)	10,318,268	7,050,897	26,245,932	10,929,068
Selling, general and administrative	16,931,866	6,301,712	37,477,055	17,870,603
Depreciation and amortization	1,915,517	1,141,801	5,188,586	3,162,424
Restructuring costs			771,942	699,473
Total operating expenses	29,165,651	14,494,410	68,911,573	32,661,568
Loss from operations	(14,929,954)	(7,910,997)	(29,690,049)	(20,120,360)
Other income:
Interest income	151	1,554	1,424	76,019
Sublease income (including amounts with related parties)	230,235	232,294	444,153	696,882
Other income	7,697	(6,681)	11,954	(2,489)
Other income, net	238,083	227,167	457,531	770,412
Net loss	$ (14,691,871)	$ (7,683,830)	$ (29,232,518)	$ (19,349,948)
Loss per share:
Basic net loss per common share	$ (3.23)	$ (0.90)	$ (7.66)	$ (2.29)
Diluted net loss per common share	$ (3.23)	$ (0.90)	$ (7.66)	$ (2.29)
Denominator:
Basic weighted average common shares outstanding	4,551,755	8,522,923	3,818,717	8,458,434
Diluted weighted average common shares outstanding	4,551,755	8,522,923	3,818,717	8,458,434